Segment reporting - Effects of Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Direct gross premiums written									$ 19,039	$ 0	$ 0
Assumed from other companies									569,501	668,414	650,187
Premiums Written, Gross	$ 190,358	$ 124,737	$ 147,740	$ 125,705	$ 191,203	$ 184,856	$ 149,035	$ 143,320	588,540	668,414	650,187
Gross premiums ceded	(17,090)	(8,286)	(18,423)	(2,545)	(4,459)	(1,928)	(2,744)	(2,245)	(46,344)	(11,376)	(4,169)
Net premiums written	173,268	116,451	129,317	123,160	186,744	182,928	146,291	141,075	542,196	657,038	646,018
Direct Premiums Earned									1,038	0	0
Assumed Premiums Earned									638,817	710,014	624,834
Premiums Earned, Gross									639,855	710,014	624,834
Ceded Premiums Earned									(29,003)	(9,872)	(3,392)
Net premiums earned	$ 182,015	$ 141,712	$ 140,810	$ 146,315	$ 198,392	$ 203,248	$ 145,452	$ 153,050	$ 610,852	$ 700,142	$ 621,442